Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Nature of the Business and Basis of Presentation
Nature of the Business and Basis of Presentation

1. Nature of the Business

Organization

NextCure, Inc. (“NextCure” the “Company,” “we,” “us,” or “our”) was incorporated in Delaware in September 2015 and is headquartered in Beltsville, Maryland. The Company is a clinical-stage biopharmaceutical company that has focused on advancing innovative medicines that treat cancer patients that do not respond to, or that have disease progression on, current therapies, through the use of targeted therapies including antibody-drug conjugates. The Company has focused on advancing therapies that leverage our core strengths in understanding biological pathways and biomarkers, the interactions of cells, including in the tumor microenvironment, and the role each interaction plays in a biologic response. Since inception, the Company has devoted substantially all of its efforts and financial resources to discovery, research and development activities for the Company’s product candidates, identifying business development opportunities, raising capital and securing intellectual property rights related to the Company’s product candidates.

On July 14, 2026, the Company entered into a definitive merger agreement with Avere Therapeutics, Inc. (“Avere Therapeutics”), a privately held biotechnology company focused on oral therapies for IL-23-driven inflammatory diseases. Upon completion of the merger, the combined company is expected to operate as Avere Therapeutics, Inc. and trade on Nasdaq under the ticker symbol “AVRX.” The combined company will be led by Avere’s management team and governed by a board of directors constituted in accordance with the merger agreement. The merger is subject to customary closing conditions and stockholder approval. As of the filing date of this Quarterly Report on Form 10-Q, the merger has not been completed and NextCure continues to operate as a standalone company.

Concurrently with the merger agreement, Avere entered into a securities purchase agreement providing for a private financing expected to generate approximately $320 million in gross proceeds immediately prior to closing, subject to customary closing conditions. Existing NextCure stockholders are expected to receive contingent value rights tied to certain legacy NextCure assets.

In connection with the proposed merger and related restructuring activities, the Company has discontinued further investment in the LNCB74 co-development program and, subsequent to June 30, 2026, entered into a transition and continuation agreement with LigaChem Biosciences (the “Transition and Continuation Agreement”) pursuant to which LigaChem has elected to continue the LNCB74 program as the “Sole Developing Party” (as such term is defined in the LigaChem Agreement; see Note 15 Subsequent Events).

Reverse Stock Split

On July 14, 2025, the Company effectuated a one-for-twelve (1:12) reverse stock split of its outstanding shares of common stock (the “Reverse Stock Split”). In connection with the Reverse Stock Split, every twelve shares of the Company’s common stock issued and outstanding as of July 14, 2025 were automatically converted into one share of the Company’s common stock. No fractional shares were issued in connection with the Reverse Stock Split. The Company’s stockholders received the cash value equal to the fraction to which the stockholder would otherwise be entitled, multiplied by the closing price of the common stock, as reported by The Nasdaq Stock Market, LLC (“Nasdaq”), on the last trading day prior to the effective date of the Reverse Stock Split. All share and per share data for all periods presented in the accompanying financial statements and the related disclosures in this Quarterly Report on Form 10-Q have been adjusted retrospectively to reflect the Reverse Stock Split. The number of authorized shares of common stock and the par value per share remains unchanged.

1. Nature of the Business and Basis of Presentation

Organization

NextCure, Inc. (“NextCure” the “Company,” “we,” “us,” or “our”) was incorporated in Delaware in September 2015 and is headquartered in Beltsville, Maryland. The Company is a clinical-stage biopharmaceutical company that is focused on advancing innovative medicines that treat cancer patients that do not respond to, or that have disease progression on, current therapies, through the use of targeted therapies including antibody-drug conjugates. The Company focuses on advancing therapies that leverage our core strengths in understanding biological pathways and biomarkers, the interactions of cells, including in the tumor microenvironment, and the role each interaction plays in a biologic response. Since inception, the Company has devoted substantially all of its efforts and financial resources to discovery, research and development activities for the Company’s product candidates, identifying business development opportunities, raising capital and securing intellectual property rights related to the Company’s product candidates.

Reverse Stock Split

On July 14, 2025, the Company effectuated a one-for-twelve (1:12) reverse stock split of its outstanding shares of common stock (the “Reverse Stock Split”). In connection with the Reverse Stock Split, every twelve shares of the Company’s common stock issued and outstanding as of July 14, 2025 were automatically converted into one share of the Company’s common stock. No fractional shares were issued in connection with the Reverse Stock Split. The Company’s stockholders received the cash value equal to the fraction to which the stockholder would otherwise be entitled, multiplied by the closing price of the common stock, as reported by The Nasdaq Stock Market, LLC (“Nasdaq”), on the last trading day prior to the effective date of the Reverse Stock Split. All share and per share data for all periods presented in the accompanying financial statements and the related disclosures in this Annual Report on Form 10-K have been adjusted retrospectively to reflect the Reverse Stock Split. The number of authorized shares of common stock and the par value per share remains unchanged.

Liquidity

The Company has not generated any revenue to date from product sales and does not expect to generate any revenues from product sales in the foreseeable future. Through December 2025, the Company has funded its operations primarily with proceeds from public and private offerings of its common stock, private placements of its preferred stock and upfront fees received under the Company’s former agreement with Eli Lilly and Company. The Company expects to incur additional operating losses and negative operating cash flows for the foreseeable future.

As of December 31, 2025, the Company had cash, cash equivalents and marketable securities of $41.8 million. The Company’s expectation to incur additional operating losses and negative operating cash flows in the future and the need for additional funding to support its planned operations raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date that these unaudited financial statements are issued. See Note 2, Summary of Significant Accounting Policies for a further assessment of liquidity.

Risks and Uncertainties

The Company is subject to risks common to early-stage companies in the biotechnology industry including, but not limited to: having a limited operating history and no products approved for commercial sale; having a history of significant losses; its need to obtain additional financing; dependence on its ability to advance its current and future product candidates through clinical trials, marketing approval and commercialization; the unproven approach to the discovery and development of product candidates; the lengthy and expensive nature and uncertain outcomes of the clinical development process; the lengthy, time-consuming and unpredictable nature of the regulatory approval process; the results of preclinical studies and early-stage clinical trials that may not be predictive of future results; dependence on its key personnel; its limited manufacturing experience as an organization and with its manufacturing facility; risks related to patent protection and the Company’s pending patent applications; dependence on third-party collaborators for the discovery, development and commercialization of current and future product candidates; and significant competition from other biotechnology and pharmaceutical companies. Pursuit of the Company’s business efforts will require significant amounts of additional capital, adequate personnel, infrastructure and extensive compliance-reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Segment and Geographic Information

In December 2024, the Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 updates reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses.

Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The chief operating decision maker views the operations and manages the business in a single operating segment and one reportable segment that operates exclusively in the United States. All long-lived assets of the Company reside in the United States.